Equity reserves and long-term incentive plan awards - disclosure of movement in PSUs liability (Details) - Performance Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 87	$ 0
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	462	87
Settled in cash during the year	(46)	0
Total liability, end of year	503	87
Less: current portion of liability	(334)	(53)
Total non-current liability, end of year	$ 169	$ 34